Label	Element	Value
NYLIM Balanced Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Supplement dated September 25, 2026 (“Supplement”) to the Summary Prospectus dated February 28, 2026,

as revised August 28, 2026, and Prospectus and Statement of Additional Information (“SAI”)

dated February 28, 2026, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.

At a meeting held on September 23-24, 2026, the Board of Trustees (“Board”) of NYLIM Funds Trust (“Trust”) considered and approved, among other related proposals: (i) appointing Los Angeles Capital Management LLC (“LACM”) in replacement of Wellington Management Company LLP (“Wellington”) as the Fund’s subadvisor for the equity portion of the Fund and the related subadvisory agreement; (ii) modifying the equity portion of the Fund’s principal investment strategies, investment process and principal risks; (iii) reducing the management fee; and (iv) reducing the expense cap for Class A shares. These changes do not require shareholder approval.

As a result, effective on or about December 11, 2026, the following changes will be made to the Summary Prospectus, Prospectus and SAI:

1. Subadvisor Change. References to Wellington as Subadvisor to the equity portion of the Fund are replaced by LACM, as appropriate.

2. Fees and Expenses of the Fund and Example. The Fund’s fees and expenses table is updated to reflect the following:

a. The contractual management fee rate is revised to read as follows: 0.61% on assets up to $1 billion; 0.585% on assets from $1 billion to $2 billion; and 0.56% on assets over $2 billion.

b. New York Life Investment Management LLC (“New York Life Investment Management”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.00% of its average daily net assets. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

3. Principal Investment Strategies.  Under the section entitled “Principal Investment Strategies” in the Summary Prospectus and Prospectus, the “Equity Investment Process” sub-section is deleted in its entirety and replaced with the following:

Equity Investment Process: LACM generally invests in equity securities and equity-related securities of large capitalization companies. LACM defines large-capitalization securities as securities of companies with market capitalizations at the time of investment that are similar to the market capitalizations of companies within the range of the Russell 1000® Index, which ranged from $623 million to $4.9 trillion as of July 31, 2026. LACM may also invest in companies with market capitalizations outside of the Russell 1000® Index.

Equity securities include common stock, preferred stock and equity-equivalent securities, such as securities convertible into common stock. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg.

LACM employs a quantitative investment process for security selection and risk management using a proprietary quantitative model. The model considers a range of valuation, earnings, financial, market, and management characteristics to identify current drivers of return. Utilizing these characteristics, LACM seeks to construct a forward-looking portfolio designed to manage risk and adapt to changing market conditions.

By including fundamental data inputs and, through the use of statistical tools, the model estimates expected returns through a multi-step process.

LACM rebalances these positions periodically using the model.

LACM seeks to generate incremental investment returns above the Fund’s benchmark, while attempting to control investment risk relative to the benchmark. LACM may sell a security if it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis.

4. Principal Risks. The section of the Summary Prospectus and Prospectus entitled “Principal Risks” is revised as follows:

a.  The “Value Stock Risk,” “Foreign Securities Risk,” and “Emerging Markets Risk” are deleted in their entirety.

b. The “Portfolio Management Risk” is deleted in its entirety and replaced with the following:

 Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisors may not produce the desired results or expected returns. The quantitative screening performed by a Subadvisor, and the securities selected based on the screening, may not perform as expected. The quantitative screening may adversely affect the Fund’s performance. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Fund’s performance will reflect, in part, a Subadvisor’s ability to make active qualitative decisions. A Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are different than the composition of the Fund’s benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund’s benchmark.

5.  Past Performance. The section of the Summary Prospectus and Prospectus entitled “Past Performance” is revised as follows:

a. The Russell 1000® Index replaces the Russell 1000® Value Index as an additional index of the Fund and, correspondingly, replaces the Russell 1000® Value Index as a constituent of the Balanced Composite Index. Accordingly, all references to the Russell 1000® Value Index are replaced with references to the Russell 1000® Index.

b. The following is inserted as the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Past Performance”:

Effective December 11, 2026, the Fund replaced its subadvisor to the equity portion of the portfolio and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies for the equity portion of the Fund.

Risk/Return [Heading]	oef_RiskReturnHeading	NYLIM Balanced Fund